Note 4 - Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]

(4)   Revenue from Contracts with Customers

Multi-client and Proprietary Surveys, Imaging and Reservoir Services — As multi-client seismic surveys are being designed, acquired or processed (the “New Venture” phase), the Company enters into non-exclusive licensing arrangements with its customers, who pre-fund or underwrite these acquisition programs in part. License revenues from these surveys are recognized during the New Venture phase as the seismic data is acquired and/or processed on a proportionate basis as work is performed and control is transferred to the customer. Under this method, the Company recognizes revenue based upon quantifiable measures of progress, such as kilometers acquired or surveys of performance completed to date. Upon completion of a multi-client seismic survey, it is considered “on-the-shelf,” and licenses to the survey data are granted to customers on a non-exclusive basis.

The Company also performs seismic surveys, imaging and other services under contracts with specific customers, whereby the seismic data is owned by those customers. The Company recognizes revenue as the seismic data is acquired and/or processed on a proportionate basis as work is performed. The Company uses quantifiable measures of progress consistent with its multi-client seismic surveys.

Acquisition Systems and Other Seismic Equipment — For sales of seismic data acquisition systems and other seismic equipment, the Company recognizes revenue when control of the goods has transferred to the customer. Transfer of control generally occurs when (i) the Company has a present right to payment; (ii) the customer has legal title to the asset; (iii) the Company has transferred physical possession of the asset; and (iv) the customer has significant rewards of ownership; or (v) the customer has accepted the asset.

Software — Licenses for the Company’s navigation, survey design, quality control and offshore operations optimization software systems provide the customer with a right to use the software. The Company offers usage-based licenses under which it receives a monthly fee based on the number of vessels and licenses used. For these usage-based licenses, revenue is recognized as the performance obligations are performed over the contract term, which is generally two to five years. In addition to usage-based licenses, the Company offers perpetual software licenses as it exists when made available to the customer. Revenue from these licenses is recognized upfront at the point in time when the software is made available to the customer.

These arrangements generally include the Company providing related services, such as training courses, engineering services and annual software maintenance. The Company allocates consideration to each element of the arrangement based upon directly observable or estimated standalone selling prices. Revenue is recognized for these services as control transfers to the customer over time. The Company does not have any contractual future performance obligations with an original term of over one year.

Revenue by Segment and Geographic Area

See Footnote 3 “Segment and Geographic Information” for revenue by segment and revenue by geographic area for 2020, 2019 and 2018.

Unbilled Receivables

Unbilled receivables balances relate to revenues recognized on multi-client surveys, imaging and reservoir services and devices equipment repairs on a proportionate basis, and on licensing of multi-client data libraries for which invoices have not yet been presented to the customer. The following table is a summary of unbilled receivables (in thousands):

	December 31,
	2020	2019
New Venture	$9,158	$5,222
Imaging and Reservoir Services	680	6,539
Devices	1,424	54
Total	$11,262	$11,815

The changes in unbilled receivables were as follows (in thousands):

Unbilled receivables at December 31, 2019	$11,815
Recognition of unbilled receivables(a)	117,528
Revenues billed to customers(a)	(118,081)
Unbilled receivables at December 31, 2020	$11,262
(a)

Includes all gross revenue recognition and related billing activity of the Company. As a matter of process, all net revenue recognized is initially reflected as an unbilled receivable and subsequently billed to customers, as applicable, including net revenue for all of software and a portion of devices within the Operations Optimization segment, although they are billed at the time of recognition.

Deferred Revenue

Billing practices are governed by the terms of each contract based upon achievement of milestones or pre-agreed schedules. Billing does not necessarily correlate with revenue recognized on a proportionate basis as work is performed and control is transferred to the customer. Deferred revenue represents cash received in excess of revenue not yet recognized as of the reporting period, but will be recognized in future periods. The following table is a summary of deferred revenues (in thousands):

	December 31,
	2020	2019
New Venture	$2,169	$1,956
Imaging and Reservoir Services	665	1,501
Devices	48	452
Optimization Software & Services	766	642
Total	$3,648	$4,551

The changes in deferred revenues were as follows (in thousands):

Deferred revenue at December 31, 2019	$4,551
Cash collected in excess of revenue recognized	4,243
Recognition of deferred revenue(a)	(5,146)
Deferred revenue at December 31, 2020	$3,648
(a)	The majority of deferred revenue recognized relates to Company’s Ventures group.

The Company expects to recognize a majority of deferred revenue within the next twelve months.

Credit Risks

In 2020, the Company had two customers with sales that exceeded 10% of the consolidated net revenues. Revenues related to these customer are included within the E&P Technology & Services segment. In 2019, the Company had one customer with sales that exceeded 10% of the consolidated net revenues. In 2018, the Company had two customers with sales that exceeded 10% of the consolidated net revenues. Revenues related to these customer are included within the E&P Technology & Services segment.

At December 31, 2020, the Company had three customers with balances that, combined, accounted for 51% of the Company’s total combined accounts receivable and unbilled receivable balances. At December 31, 2019, the Company had two customers with a balance that accounted for 29% of the Company’s total combined accounts receivable and unbilled receivable balances.

The Company routinely evaluates the financial stability and creditworthiness of its customers. The Company has a corporate credit policy that is intended to minimize the risk of financial loss due to a customer’s inability to pay. Credit coverage decisions for customers are based on references, payment histories, financial and other data. The Company utilizes a third party trade credit insurance policy. The Company has historically not extended long-term credit to its customers.

Concentration of Foreign Sales Risk

The majority of the Company’s foreign sales are denominated in U.S. dollars. For 2020, 2019 and 2018, international sales comprised 92%, 84% and 89%, respectively, of total net revenues. The volatility in oil prices resulting from COVID-19 have impacted the global market throughout 2020. To the extent that world events or economic conditions negatively affect the Company’s future sales to customers in many regions of the world, as well as the collectability of the Company’s existing receivables, the Company’s future results of operations, liquidity and financial condition would be adversely affected.